CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (DEFICIENCY) $ in Thousands	USD ($) shares	Common shares USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive income USD ($)	Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2018 | shares		22,532,000
Equity at beginning of period (IFRS 16 transition effect) at Dec. 31, 2018	$ (38)				$ (38)
Equity at beginning of period at Dec. 31, 2018	(16,776)	$ 30,716	$ 564	$ 263	(48,319)
Conversion of promissory notes (in shares) | shares		800,000
Conversion of promissory note (Note 11)	$ 6,120	$ 6,120
Exercise of stock options (in shares) | shares	434,700	434,700
Exercise of stock options (Note 13)	$ 374	$ 495	(121)
Share-based compensation (Note 12)	659		659
Issuance of common shares upon initial public offering (in shares) | shares		4,687,500
Issuance of common shares upon initial public offering	52,414	$ 52,414
Comprehensive loss	(11,372)			542	(11,914)
Balance at end of period (in shares) at Dec. 31, 2019 | shares		28,454,200
Equity at end of period at Dec. 31, 2019	$ 31,381	$ 89,745	1,102	805	(60,271)
Exercise of stock options (in shares) | shares	192,431	191,429
Exercise of stock options (Note 13)	$ 244	$ 342	(98)
Share-based compensation (Note 12)	1,619		1,619
Issuance of common shares upon bought deal offering, net of share issuance costs (in shares) | shares		500,000
Issuance of common shares upon bought deal offering, net of share issuance costs (Note 13)	18,106	$ 18,106
Release of DSUs (in shares) | shares		5,883
Release of DSUs (Note 13)	0	$ 86	(86)
Shares issued in connection with business combinations (in shares) | shares		29,024
Shares issued in connection with business combinations (Note 4 and 13)	1,163	$ 1,163
Issuance of common shares upon initial public offering (in shares) | shares		3,450,000
Issuance of common shares upon initial public offering	154,915	$ 154,915
Comprehensive loss	(6,760)			894	(7,654)
Balance at end of period (in shares) at Dec. 31, 2020 | shares		32,630,536
Equity at end of period at Dec. 31, 2020	$ 200,668	$ 264,357	$ 2,537	$ 1,699	$ (67,925)